Employee Benefits (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Employee Benefits Expenses
Employee benefits expenses, which represent the expenses related to all forms of consideration provided by the Company in exchange for services rendered by its employees, were as follows:

	Years ended
	January 31, 2025	January 31, 2024
		Reclassified (Note 2)
Current remuneration	$1,179.8	$1,247.1
Post-employment defined benefit plans	10.1	10.6
Post-employment defined contribution plans	56.7	55.5
Termination benefits	46.6	6.0
Stock-based compensation (Note 18)	15.5	20.7
Other long-term benefits	6.1	2.5
Total [a]	$1,314.8	$1,342.4
[a]
An amount of $644.2 million included in cost of sales for period ended January 31, 2025 ($758.6 million for period ended January 31, 2024)

Weighted Average of Significant Actuarial Assumptions Adopted to Determine Defined Benefit Cost and Defined Benefit Obligation
The weighted average of the significant actuarial assumptions adopted to determine the defined benefit cost and the defined benefit obligation were as follows:

	Years ended
	January 31, 2025		January 31, 2024
	Canada	Foreign	Canada	Foreign
Benefit cost actuarial assumptions [a]
Discount rates used to determine:
Current service cost	5.05%	3.46%	4.95%	3.61%
Net interest cost	5.05%	3.48%	4.95%	3.56%
Expected rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2018

Defined benefit obligation actuarial assumptions [b]
Discount rate	4.65%	3.41%	5.05%	3.48%
Rate of compensation increase	3.00%	3.00%	3.00%	3.00%
Mortality table	CPM 2014 Private	AVOE 2018	CPM 2014 Private	AVOE 2018
[a]
Determined as at beginning of the reporting periods.
[b]
Determined as at end of the reporting periods.

Summary of Company's Obligations under Defined Benefit Obligations
The amounts arising from the Company’s obligations under defined benefit obligations were as follows, as at:

	January 31, 2025		January 31, 2024
	Canada	Foreign	Canada	Foreign
Defined benefit obligation of funded plans	$(263.0)	$(2.5)	$(306.0)	$(2.3)
Fair value of plans assets	256.0	2.0	269.6	1.7
	(7.0)	(0.5)	(36.4)	(0.6)
Defined benefit obligation of unfunded plans	(74.0)	(112.5)	(13.8)	(105.5)
Employee future benefit liabilities	$(81.0)	$(113.0)	$(50.2)	$(106.1)

Reconciliation of Changes in Pension Plans Defined Benefit Obligations
The following table provides a reconciliation of the changes in the pension plans’ defined benefit obligations (funded and unfunded) as at the consolidated statement of financial position dates:

	January 31, 2025		January 31, 2024
	Canada	Foreign	Canada	Foreign
Defined benefit obligation at beginning of year	$(319.8)	$(107.8)	$(321.2)	$(104.4)
Current service cost	(2.1)	(1.6)	(2.0)	(1.8)
Interest cost	(15.7)	(3.8)	(15.7)	(3.8)
Actuarial losses from changes in demographic assumptions	—	(2.3)	—	—
Actuarial gains (losses) from changes in financial assumptions	(15.4)	(1.9)	3.9	(1.7)
Actuarial losses from experience adjustments	—	(2.1)	(0.7)	(1.5)
Benefits paid	16.0	8.6	15.9	5.9
Effect of foreign currency exchange rate changes	—	(4.1)	—	(0.5)
Defined benefit obligation at end of year	$(337.0)	$(115.0)	$(319.8)	$(107.8)

Reconciliation of Changes in Pension Plans Fair Value of Assets
The following table provides a reconciliation of the changes in the pension plans’ fair value of assets as at consolidated statement of financial position dates:

	January 31, 2025		January 31, 2024
	Canada	Foreign	Canada	Foreign
Assets fair value at beginning of year	$269.6	$1.7	$266.1	$1.5
Interest income	13.4	—	13.0	—
Administration costs	(0.3)	—	(0.3)	—
Actuarial gains (losses) from return on plan assets	17.2	—	(2.1)	—
Employer contributions	8.4	8.9	8.8	6.1
Distributions to employer [a]	(36.3)	—	—	—
Benefits paid	(16.0)	(8.6)	(15.9)	(5.9)
Assets fair value at end of year	$256.0	$2.0	$269.6	$1.7
[a]
On December 31, 2024, the Company amended its Canadian SERPs resulting in the partially funded Canadian SERPs being converted to secured SERPs supported by irrevocable surety bonds. As a result of this amendment, $36.3 million of plan assets were distributed and $80.8 million of surety bonds were issued with a maturity date of January 1, 2026, renewable annually. An amount of $28.0 million representing a refundable withholding tax is expected to be received by January 31, 2026.

Schedule of Actual Return (loss) on Plan Assets	The actual return (loss) on plan assets was as follows:

	Years ended
	January 31, 2025		January 31, 2024
	Canada	Foreign	Canada	Foreign
Actual return on plan assets	$30.3	$—	$10.6	$—

Summary of Fair Value of Plan Assets
The fair value of the plan assets for each category was as follows, as at:

	January 31, 2025	January 31, 2024
Publicly traded Canadian equity securities	$22.9	$25.7
Publicly traded foreign equity securities	39.6	41.4
Publicly traded fixed income securities	10.4	6.2
Insurance contracts [a]	147.8	147.2
Other	37.3	50.8
Total	$258.0	$271.3
[a]
On December 8, 2022, the Company purchased $155.1 million of qualifying annuity buy-in
insurance contracts on behalf of certain defined benefit plans as a mechanism to reduce pension plan risk. The fair value of annuity buy-in
insurance contracts fluctuates based on changes in the associated defined benefit obligation. These values are unquoted due to the use of the significant unobservable inputs used in deriving these assets’ fair values.

Components of the Total Defined Benefit Costs
Components of the total defined benefit costs recognized in the consolidated statement of net income were as follows:

	Years ended
	January 31, 2025		January 31, 2024
	Canada	Foreign	Canada	Foreign
Current service cost	$2.1	$1.6	$2.0	$1.8
Net interest on the future employee benefit liabilities	2.3	3.8	2.7	3.8
Administration costs	0.3	—	0.3	—
Defined benefit costs	$4.7	$5.4	$5.0	$5.6

Summary of Sensitivity Analysis of Impact on Employee Future Benefit Liabilities
The impact on employee future benefit liabilities would be the following as at January 31, 2025:

Increase (Decrease) of the liabilities
Discount rate
Impact of a 0.5% increase	$(25.0)
Impact of a 0.5% decrease	27.4
Expected rate of compensation increase
Impact of a 0.5% increase	$5.1
Impact of a 0.5% decrease	(4.7)
Participant longevity
Impact of a 1 year increase	$8.2
Impact of a 1 year decrease	(8.5)